Right-Of-Use Asset/Lease Liability (Details) - Schedule of Amounts Recognized in Profit or Loss	12 Months Ended
	Jun. 30, 2023 MYR (RM)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 MYR (RM)	Jun. 30, 2021 MYR (RM)
Administrative expenses:
- depreciation of right of use asset	RM 126,945		RM 116,801
- expense relating to short-term leases	96,000		104,774
- expense relating to leases of low-value assets	6,095		4,770
Finance costs:
- interest expense on lease liability	RM 4,235	$ 907	RM 6,085